Poplar Forest Partners Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Air Freight & Logistics - 3.1%
FedEx Corp.	38,000	$ 11,898,940

Banks - 5.7%
Citigroup, Inc.	157,000	21,973,720

Biotechnology - 4.9%
United Therapeutics Corp. (a)	34,400	18,638,952

Chemicals - 3.0%
International Flavors & Fragrances, Inc.	147,000	11,645,340

Consumer Finance - 2.8%
Ally Financial, Inc.	230,000	10,568,500

Consumer Staples Distribution & Retail - 2.4%
Dollar Tree, Inc. (a)	77,500	9,373,625

Distributors - 4.2%
Genuine Parts Co.	135,000	15,927,300

Diversified Telecommunication Services - 3.0%
AT&T, Inc.	565,000	11,695,500

Electrical Equipment - 1.9%
Sensata Technologies Holding PLC	153,000	7,304,220

Electronic Equipment, Instruments & Components - 2.6%
Vishay Intertechnology, Inc.	187,000	10,056,860

Financial Services - 6.1%
Equitable Holdings, Inc.	305,000	13,383,400
Global Payments, Inc.	141,000	10,230,960
		23,614,360

Food Products - 3.8%
Tyson Foods, Inc. - Class A	255,000	14,598,750

Gas Utilities - 3.9%
National Fuel Gas Co.	195,000	15,055,950

Health Care Equipment & Supplies - 3.2%
Baxter International, Inc.	577,000	12,301,640

Health Care Providers & Services - 8.9%
CVS Health Corp.	175,500	18,155,475
Humana, Inc.	40,000	15,888,800
		34,044,275

Hotels, Restaurants & Leisure - 1.1%
Las Vegas Sands Corp.	91,500		4,226,385

Insurance - 4.5%
Allstate Corp.	72,500		17,250,650

IT Services - 2.5%
International Business Machines Corp.	34,100		9,589,261

Machinery - 3.4%
Stanley Black & Decker, Inc.	138,000		12,988,560

Metals & Mining - 3.8%
Nucor Corp.	66,000		14,701,500

Multi-Utilities - 3.8%
Dominion Energy, Inc.	214,000		14,614,060

Oil, Gas & Consumable Fuels - 1.8%
Murphy Oil Corp.	215,000		7,000,400

Pharmaceuticals - 4.1%
Merck & Co., Inc.	123,500		15,869,750

Professional Services - 6.1%
CACI International, Inc. - Class A (a)	18,000		8,338,680
Paychex, Inc.	152,000		14,946,160
			23,284,840

Semiconductors & Semiconductor Equipment - 5.0%
Intel Corp. (a)	137,500		19,199,125
TOTAL COMMON STOCKS (Cost $231,988,103)			367,422,463

REAL ESTATE INVESTMENT TRUSTS - 2.8%	Shares		Value
Health Care REITs - 2.8%
Alexandria Real Estate Equities, Inc.	204,000		10,781,400
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $11,125,927)			10,781,400

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.5%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (b)	5,679,834		5,679,834
TOTAL MONEY MARKET FUNDS (Cost $5,679,834)			5,679,834

TOTAL INVESTMENTS - 99.9% (Cost $248,793,864)			383,883,697
Other Assets in Excess of Liabilities - 0.1%		0.00133	512,456
TOTAL NET ASSETS - 100.0%			$ 384,396,153

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Poplar Forest Partners Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 367,422,463	$ –	$ –	$ 367,422,463
Real Estate Investment Trusts	10,781,400	–	–	10,781,400
Money Market Funds	5,679,834	–	–	5,679,834
Total Investments	$ 383,883,697	$ –	$ –	$ 383,883,697